TRADE ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

3— TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2022	2021
Trade accounts receivable	12,965	10,992
Notes receivable	617	615
Less: allowance for doubtful accounts	(161)	(742)
Total	13,421	10,864
Less current portion	(13,421)	(10,864)
Total long-term portion	—	—

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to a net cost of €32 thousand, a net cost of €2 thousand and €87 thousand, respectively for the years ended December 31, 2022, 2021 and 2020.